Consolidated and Unaudited Interim Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Jun. 30, 2022	Dec. 31, 2021
Ordinary shares par value	$ 0.0001	$ 0.0001
Ordinary shares authorized	800,000,000	800,000,000
Ordinary shares issued	191,127,336	183,826,753
Ordinary shares outstanding	191,127,336	183,826,753